Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables [Text Block]
	2016	2015
Accrued salaries, wages and incentive plan compensations	$743.772	$664.996
Unapplied cash and receivable credits	411.495	395.817
Accrued settlement	280.000	280.000
Accrued self-insurance	263.484	225.845
Accrued operating expenses	190.364	236.286
Lease obligations	122.402	105.469
Accrued interest	113.571	121.348
Withholding tax and VAT	93.777	84.918
Accrued variable payments outstanding for acquisitions	82.559	52.370
Derivatives	26.897	11.614
Other	324.864	324.474
Total accrued expenses and other current liabilities	$2.653.185	$2.503.137